Commitments and Contingencies	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

Lease Commitments

The total future minimum lease payments of property management fee and short-term lease under the non-cancellable operating lease with respect to the office as of September 30, 2025 are payable as follows:

Lease Commitment
Within 1 year	81
Total	81

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of September 30, 2025 and through the issuance date of these consolidated financial statements.

Capital commitments

The Group’s capital commitments primarily relate to commitments on purchase of other cloud infrastructure and artificial intelligence platform. Total capital commitment contracted but not yet reflected in the consolidated financial statements as of September 30, 2025 was $35,519, of which $17,960 was expected to be paid within 1 year and $17,559 was expected to be paid more than 1 year.